Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments

4. INVESTMENTS

Investments at cost consist of the following:

	September 30, 2019	December 31, 2018

Chanticleer Investors, LLC	$373,000	$800,000

Chanticleer Investors LLC – The Company invested $800,000 during 2011 and 2012 in exchange for a 22% ownership stake in Chanticleer Investors, LLC, which in turn held a 3% interest in Hooters of America, the operator and franchisor of the Hooters Brand worldwide. As a result, the Company’s effective economic interest in Hooters of America was approximately 0.6%. Effective June 28, 2019, Hooters of America closed on the sale of a controlling interest in the company. The consideration paid in the sale transaction was a combination of cash proceeds and equity in the newly formed company. The Company netted approximately $48,000 in cash upon the transaction and retained a non-controlling interest in the equity of the newly formed company. Based on an analysis of the transaction and the value of the cash received and retained non-controlling interest, the Company concluded that its investment was impaired as of June 30, 2019 and recorded a $435,000 write down of the investment.

4. INVESTMENTS

Investments at cost consist of the following at December 31, 2018 and 2017:

	2018	2017

Chanticleer Investors, LLC	$800,000	$800,000

Chanticleer Investors LLC – The Company invested $800,000 during 2011 and 2012 in exchange for a 22% ownership stake in Chanticleer Investors, LLC, which in turn holds a 3% interest in Hooters of America, the operator and franchisor of the Hooters Brand worldwide. As a result, the Company’s effective economic interest in Hooters of America is approximately 0.6%.